Income Taxes (Schedule of composition of income (loss) from continuing operations before income taxes and income tax expense (benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income Taxes [Abstract]
Income from continuing operations before income taxes: Israel	$ 82,933	$ 67,643		$ 20,430
Income from continuing operations before income taxes: Non-Israeli	5,255	4,285		2,969
Income before incomes taxes	88,188	71,928		23,399
Income tax expense from continuing operations, Current: Israel	6,973	9,930	[1]	0	[1]
Income tax expense from continuing operations, Current: Non-Israeli	2,043	1,603		670
Current Income tax expense from continuing operations, Total	9,016	11,533		670
Deferred benefit: Israel	(2)	714		943
Deferred benefit: Non-Israeli	(775)	(596)		8
Deferred benefit	(777)	118		951
Actual income tax expense (benefit)	$ 8,239	$ 11,651		$ 1,621

[1]	see Note 18B(b)